Intangible Assets and Consideration Payable - Schedule of Intangible Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost
Cost, Balance beginning	$ 2,884,549
Additions	49,535	2,884,549
Cost, Balance ending	2,564,732	2,884,549
Accumulated amortization
Accumulated depreciation, Balance beginning	82,556
Accumulated depreciation,, Additions	30,426	82,556
Accumulated depreciation, Balance ending	16,068	82,556
Net Book value – December 31, 2024	2,548,664	2,801,993
License #1 [Member]
Cost
Cost, Balance beginning	861,452
Additions		861,452
Cost, Balance ending		861,452
Accumulated amortization
Accumulated depreciation, Balance beginning	82,556
Accumulated depreciation,, Additions	14,358	82,556
Accumulated depreciation, Balance ending		82,556
Net Book value – December 31, 2024		778,896
License #2 (IPR&D asset) [Member]
Cost
Cost, Balance beginning	2,023,097
Additions	49,535	2,023,097
Cost, Balance ending	2,072,632	2,023,097
Accumulated amortization
Accumulated depreciation, Balance beginning
Accumulated depreciation,, Additions
Accumulated depreciation, Balance ending
Net Book value – December 31, 2024	$ 2,072,632	$ 2,023,097